Earnings Per Share (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Earnings Per Share (Textuals) [Abstract]
Debt Instrument, Convertible, Interest Expense		$ 4	$ 4	$ 4
Antidilutive shares excluded from computation of earnings per share		200,000	50,700,000	66,300,000
Accelerated share repurchase program	19,300,000	19,300,000	0	0
Accelerated share repurchase sensitivity		2,600,000